Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated
January 2, 2008 to the
Prospectus dated
April 30, 2007 of:

Active International Allocation Portfolio

Emerging Markets Portfolio

Global Franchise Portfolio

Global Value Equity Portfolio

International Equity Portfolio

International Growth Equity Portfolio

International Magnum Portfolio

International Small Cap Portfolio

Effective January 2, 2008, all references to Class A shares and Class B shares of the Portfolios are changed to Class I shares and Class P shares, respectively.

The Board of Directors of the Fund also approved a change in the investment minimums for these Classes. In connection with this change, the fourth paragraph in the section titled "How to Purchase Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolios. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

MSIGLINTSPT4

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 2, 2008 to the Prospectus dated April 30, 2007 of:

Global Real Estate Portfolio

International Real Estate Portfolio

U.S. Real Estate Portfolio

Effective January 2, 2008, all references to Class A shares and Class B shares of the Portfolios are changed to Class I shares and Class P shares, respectively.

The Board of Directors of the Fund also approved a change in the investment minimums for these Classes. In connection with this change, the fourth paragraph in the section titled "How to Purchase Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolios. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

MSIREUISPT1

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated
January 2, 2008 to the
Prospectus dated
April 30, 2007 of:

Focus Equity Portfolio

Large Cap Relative Value Portfolio

Small Company Growth Portfolio

Systematic Active Large Cap Core
Portfolio

Systematic Active
Small Cap Core
Portfolio

Systematic Active
Small Cap Growth
Portfolio

Systematic Active
Small Cap Value
Portfolio

U.S. Large Cap Growth Portfolio

Effective January 2, 2008, all references to Class A shares and Class B shares of the Portfolios are changed to Class I shares and Class P shares, respectively.

The Board of Directors of the Fund also approved a change in the investment minimums for these Classes. In connection with this change, the fourth paragraph in the section titled "How to Purchase Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolios. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

MSIEQUSPT1

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated
January 2, 2008 to the
Prospectus dated
April 30, 2007 of:

Emerging Markets Debt Portfolio

Effective January 2, 2008, all references to Class A shares and Class B shares of the Portfolio are changed to Class I shares and Class P shares, respectively.

The Board of Directors of the Fund also approved a change in the investment minimums for these Classes. In connection with this change, the third paragraph in the section titled "How to Purchase Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolio. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

MSIFISPT2

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated
January 2, 2008 to the
Prospectus dated
July 18, 2007 of:

International Growth Active Extension Portfolio

Effective January 2, 2008, all references to Class A shares and Class B shares of the Portfolio are changed to Class I shares and Class P shares, respectively.

The Board of Directors of the Fund also approved a change in the investment minimums for these Classes. In connection with this change, the third paragraph in the section titled "How to Purchase Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolio. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

MSIEQUSPT

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 2, 2008 to the Prospectus dated September 27, 2007 of:

U.S. Small/Mid Cap Value Portfolio

Effective January 2, 2008, all references to Class A shares and Class B shares of the Portfolio are changed to Class I shares and Class P shares, respectively.

The Board of Directors of the Fund also approved a change in the investment minimums for these Classes. In connection with this change, the third paragraph in the section titled "How to Purchase Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolio. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

MSIUSVALSPT

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 2, 2008 to the Prospectus dated May 31, 2007 of:

Disciplined Large Cap Value Active Extension Portfolio

Systematic Large Cap Core Active Extension Portfolio

Effective January 2, 2008, all references to Class A shares and Class B shares of the Portfolio are changed to Class I shares and Class P shares, respectively.

The Board of Directors of the Fund also approved a change in the investment minimums for these Classes. In connection with this change, the third paragraph in the section titled "How to Purchase Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolios. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

MSIACTEXSPT

Statement of Additional Information Supplement

January 2, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 2, 2008 to the Statement of Additional Information dated July 18, 2007, as supplemented through October 23, 2007 of:

International Growth Active Extension Portfolio

Effective January 2, 2008, all references to Class A shares and Class B shares of the Portfolio are changed to Class I shares and Class P shares, respectively.

* * *

The Board of Directors of the Fund also approved a change in the investment minimums for these Classes. In connection with this change, the paragraph in the section titled "Purchase of Shares—Minimum Investment" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolio. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.

* * *

The last three paragraphs in the section titled "Purchase of Shares" are hereby deleted and replaced with the following:

Conversion To a New Share Class. If the value of an account containing shares of the Portfolio falls below the investment minimum for the class of shares held by the account because of shareholder redemption(s) or the failure to meet one of the waiver criteria set forth in the section titled "Purchase of Shares—Minimum Investment," and if the account value remains below such investment minimum, the shares in such account may, at the Adviser's discretion, convert to another class of shares offered by the Portfolio, if an account meets the minimum investment amount for such class, and will be subject to the shareholder services fee and other features applicable to such shares. Conversion to another class of shares will result in holding a share class with higher fees. The Fund will not convert to another class of shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder. Shareholders will be notified prior to any such conversion.

Involuntary Redemption of Shares. If the value of an account falls below the investment minimum for Class H shares or Class P shares (where the applicable Portfolio does not offer Class H shares) or Class I shares (where the applicable Portfolio does not offer Class H shares or Class P shares), because of shareholder redemption(s) or you no longer meet one of the waiver criteria set forth in the section titled "Purchase of Shares—Minimum Investment," and if the account value remains below such investment minimum, the shares in such account may be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified prior to any such redemption.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

January 2, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 2, 2008 to the Statement of Additional Information dated September 27, 2007 for:

U.S. Small/Mid Cap Value Portfolio

Effective January 2, 2008, all references to Class A shares and Class B shares of the Portfolio are changed to Class I shares and Class P shares, respectively.

* * *

The Board of Directors of the Fund also approved a change in the investment minimums for these Classes. In connection with this change, the paragraph in the section titled "Purchase of Shares—Minimum Investment" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolio. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.

* * *

The last three paragraphs in the section titled "Purchase of Shares" are hereby deleted and replaced with the following:

Conversion To a New Share Class. If the value of an account containing shares of the Portfolio falls below the investment minimum for the class of shares held by the account because of shareholder redemption(s) or the failure to meet one of the waiver criteria set forth in the section titled "Purchase of Shares—Minimum Investment," and if the account value remains below such investment minimum, the shares in such account may, at the Adviser's discretion, convert to another class of shares offered by the Portfolio, if an account meets the minimum investment amount for such class, and will be subject to the shareholder services fee and other features applicable to such shares. Conversion to another class of shares will result in holding a share class with higher fees. The Fund will not convert to another class of shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder. Shareholders will be notified prior to any such conversion.

Involuntary Redemption of Shares. If the value of an account falls below the investment minimum for Class H shares or Class P shares (where the applicable Portfolio does not offer Class H shares) or Class I shares (where the applicable Portfolio does not offer Class H shares or Class P shares), because of shareholder redemption(s) or you no longer meet one of the waiver criteria set forth in the section titled "Purchase of Shares—Minimum Investment," and if the account value remains below such investment minimum, the shares in such account may be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified prior to any such redemption.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

January 2, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 2, 2008 to the Statement of Additional Information dated May 31, 2007 for:

Disciplined Large Cap Value Active Extension Portfolio

Systematic Large Cap Core Active Extension Portfolio

Effective January 2, 2008, all references to Class A shares and Class B shares of the Portfolios are changed to Class I shares and Class P shares, respectively.

* * *

The Board of Directors of the Fund also approved a change in the investment minimums for these Classes. In connection with this change, the paragraph in the section titled "Purchase of Shares—Minimum Investment" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolios. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.

* * *

The last three paragraphs in the section titled "Purchase of Shares" are hereby deleted and replaced with the following:

Conversion To a New Share Class. If the value of an account containing shares of a Portfolio falls below the investment minimum for the class of shares held by the account because of shareholder redemption(s) or the failure to meet one of the waiver criteria set forth in the section titled "Purchase of Shares—Minimum Investment," and if the account value remains below such investment minimum, the shares in such account may, at the Adviser's discretion, convert to another class of shares offered by the Portfolio, if an account meets the minimum investment amount for such class, and will be subject to the shareholder services fee and other features applicable to such shares. Conversion to another class of shares will result in holding a share class with higher fees. The Fund will not convert to another class of shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder. Shareholders will be notified prior to any such conversion.

Involuntary Redemption of Shares. If the value of an account falls below the investment minimum for Class H shares or Class P shares (where the applicable Portfolio does not offer Class H shares) or Class I shares (where the applicable Portfolio does not offer Class H shares or Class P shares), because of shareholder redemption(s) or you no longer meet one of the waiver criteria set forth in the section titled "Purchase of Shares—Minimum Investment," and if the account value remains below such investment minimum, the shares in such account may be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified prior to any such redemption.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

January 2, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 2, 2008 to the Statement of Additional Information dated April 30, 2007 for:

Active International Allocation Portfolio

Emerging Markets Portfolio

Global Franchise Portfolio

Global Value Equity Portfolio

International Equity Portfolio

International Growth Equity Portfolio

International Magnum Portfolio

International Small Cap Portfolio

Focus Equity Portfolio

Large Cap Relative Value Portfolio

Small Company Growth Portfolio

Systematic Active Large Cap Core Portfolio

Systematic Active Small Cap Core Portfolio

Systematic Active Small Cap Growth Portfolio

Systematic Active Small Cap Value Portfolio

U.S. Large Cap Growth Portfolio

Global Real Estate Portfolio

International Real Estate Portfolio

U.S. Real Estate Portfolio

Emerging Markets Debt Portfolio

Effective January 2, 2008, all references to Class A shares and Class B shares of the Portfolios are changed to Class I shares and Class P shares, respectively.

* * *

The Board of Directors of the Fund also approved a change in the investment minimums for these Classes. In connection with this change, the paragraph in the section titled "Purchase of Shares—Minimum Investment" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolios. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.

* * *

The last three paragraphs in the section titled "Purchase of Shares" are hereby deleted and replaced with the following:

Conversion To a New Share Class. If the value of an account containing shares of a Portfolio falls below the investment minimum for the class of shares held by the account because of shareholder redemption(s) or the failure to meet one of the waiver criteria set forth in the section titled "Purchase of Shares—Minimum Investment," and if the account value remains below such investment minimum, the shares in such account may, at the Adviser's discretion, convert to another class of shares offered by the Portfolio, if an account meets the minimum investment amount for such class, and will be subject to the shareholder services fee and other features applicable to such shares. Conversion to another class of shares will result in holding a share class with higher fees. The Fund will not convert to another class of shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder. Shareholders will be notified prior to any such conversion.

Involuntary Redemption of Shares. If the value of an account falls below the investment minimum for Class H shares or Class P shares (where the applicable Portfolio does not offer Class H shares) or Class I shares (where the applicable Portfolio does not offer Class H shares or Class P shares), because of shareholder redemption(s) or you no longer meet one of the waiver criteria set forth in the section titled "Purchase of Shares—Minimum Investment," and if the account value remains below such investment minimum, the shares in such account may be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified prior to any such redemption.

Please retain this supplement for future reference.